Gain (Loss) on Sales and Write-Down of Vessels	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Write-Down and Loss on Sale of Vessels
Gain (Loss) on Sales and Write-Down of Vessels

a)
In June 2017, the charterer for the European Spirit Suezmax tanker gave formal notice to the Partnership that it would not exercise its one-year extension option under the charter contract and the charterer redelivered the vessel to the Partnership in August 2017. Upon receiving this notification, the Partnership commenced marketing the vessel for sale. As a result, the Partnership wrote-down the vessel to its estimated resale value, based on second-hand market comparable values and recorded a $12.6 million write-down of the vessel for the year ended December 31, 2017 in the Partnership's consolidated statements of income. The Partnership recorded a further write-down on this vessel of $4.0 million for the year ended December 31, 2018 as the vessel was sold in December 2018 for net proceeds of $15.7 million. The Partnership used the net proceeds from the sale primarily to repay its existing term loan associated with the vessel.

b)
In August 2017, the charterer for the African Spirit Suezmax tanker gave formal notice to the Partnership that it will not exercise its one-year extension option under the charter contract and the charterer redelivered the vessel to the Partnership in November 2017. As a result, the Partnership wrote-down the vessel to its estimated resale value, based on second-hand market comparable values, and recorded a $12.5 million write-down of the vessel for the year ended December 31, 2017 in the Partnership's consolidated statements of income. The Partnership recorded a further write-down on this vessel of $3.9 million for the year ended December 31, 2018 as the vessel was sold in October 2018 for net proceeds of $12.8 million. The Partnership used the net proceeds from the sale primarily to repay its existing term loan associated with the vessel.

c)
Under the Partnership's charter contracts for the Teide Spirit and Toledo Spirit Suezmax tankers, the charterer, who was also the owner of the vessels, had the option to cancel the charter contracts 13 years following commencement of the respective charter contracts. In August 2017, the charterer of the Teide Spirit gave formal notification to the Partnership of its intention to terminate its charter contract subject to certain conditions being met and third-party approvals being received. In February 2018, the charterer, sold the Teide Spirit to a third party. On May 20, 2018, the charterer of the Toledo Spirit gave formal notification to the Partnership of its intention to terminate its charter contract subject to certain conditions being met and the receipt of certain third-party approvals. On November 20, 2018, the owner and charterer of the Toledo Spirit, reached an agreement to sell the vessel and delivered the vessel to the buyer in January 2019.

The Partnership wrote-down the vessels to their estimated fair values based on their expected future discounted cash flows and recorded an aggregated write-down of $25.5 million for the year ended December 31, 2017 in the Partnership's consolidated statements of income.

d)
In March 2018, the carrying value of the Alexander Spirit conventional tanker was written down to its estimated fair value, using an appraised value, as a result of changes in the Partnership's expectations of the vessel's future opportunities. The impairment charge of $13.0 million is included in gain (loss) on sales of vessels and write-down of goodwill and vessels for the year ended December 31, 2018 in the Partnership's consolidated statements of income. The Partnership recorded a further write-down in respect of this vessel of $0.8 million for the year ended December 31, 2019 as the vessel was sold in October 2019 for net proceeds of $11.5 million.

e)
In June 2018, the carrying values for four of the Partnership's seven wholly-owned multi-gas carriers (the Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit), were written down to their estimated fair values, using appraised values, as a result of the Partnership's evaluation of alternative strategies for these assets, the current charter rate environment and the outlook for charter rates for these vessels at that time. The total impairment charge of $33.0 million was included in gain (loss) on sales of vessels and write-down of goodwill and vessels for the year ended December 31, 2018 in the Partnership's consolidated statements of income.